S-K 1603(a) SPAC Sponsor	Oct. 06, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cayman Islands limited liability company
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under its limited liability company
agreement and the Limited Liabilities Companies Act, as revised, and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination